Revenues	12 Months Ended
Dec. 31, 2022
Revenues
Revenues

18. Revenues

The following table presents disaggregated revenue, with sales of goods recognized at a point-in-time and provision of services recognized over time:

	Year Ended December 31, 2022
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	57,057	—	57,057
Goods—Distribution	—	262,565	262,565
Services —Commercialization—Marketed Products	41,275	—	41,275
—Collaboration Research and Development	23,741	—	23,741
—Research and Development	507	—	507
Royalties	26,310	—	26,310
Licensing	14,954	—	14,954
	163,844	262,565	426,409

Third parties	163,337	257,272	420,609
Related parties (Note 23(i))	507	5,293	5,800
	163,844	262,565	426,409

	Year Ended December 31, 2021
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	33,937	—	33,937
Goods—Distribution	—	236,518	236,518
Services —Commercialization—Marketed Products	27,428	—	27,428
—Collaboration Research and Development	18,995	—	18,995
—Research and Development	525	—	525
Royalties	15,064	—	15,064
Licensing	23,661	—	23,661
	119,610	236,518	356,128

Third parties	119,085	232,262	351,347
Related parties (Note 23(i))	525	4,256	4,781
	119,610	236,518	356,128

	Year Ended December 31, 2020
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products	11,329	—	11,329
Goods—Distribution	—	197,761	197,761
Services —Commercialization—Marketed Products	3,734	—	3,734
—Collaboration Research and Development	9,771	—	9,771
—Research and Development	491	—	491
Royalties	4,890	—	4,890
	30,215	197,761	227,976

Third parties	29,724	192,277	222,001
Related parties (Note 23(i))	491	5,484	5,975
	30,215	197,761	227,976

The following table presents liability balances from contracts with customers:

	December 31,
	2022	2021

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	11,817	11,078
Current—Other Ventures segment (note (b))	1,530	1,196
	13,347	12,274
Non-current—Oncology/Immunology segment (note (a))	190	878
Total deferred revenue (note (c) and (d))	13,537	13,152

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to invoiced amounts for royalties where the customer has not yet completed the in-market sale, unamortized upfront and milestone payments and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2022	2021

	(in US$’000)
Not later than 1 year	13,347	12,274
Between 1 to 2 years	150	476
Between 2 to 3 years	40	255
Between 3 to 4 years	—	147
	13,537	13,152

(d)	As at January 1, 2022, deferred revenue was US$13.2 million, of which US$11.8 million was recognized during the year ended December 31, 2022.

License and collaboration agreement with Eli Lilly

On October 8, 2013, the Group entered into a licensing, co-development and commercialization agreement in China with Eli Lilly and Company (“Lilly”) relating to Elunate (“Lilly Agreement”), also known as fruquintinib, a targeted oncology therapy for the treatment of various types of solid tumors. Under the terms of the Lilly Agreement, the Group is entitled to receive a series of payments up to US$86.5 million, including upfront payments and development and regulatory approval milestones. Development costs after the first development milestone are shared between the Group and Lilly. Elunate was successfully commercialized in China in November 2018, and the Group receives tiered royalties in the range of 15% to 20% on all sales in China.

In December 2018, the Group entered into various amendments to the Lilly Agreement (the “2018 Amendment”). Under the terms of the 2018 Amendment, the Group is entitled to determine and conduct future life cycle indications (“LCI”) development of Elunate in China beyond the three initial indications specified in the Lilly Agreement and will be responsible for all associated development costs. In return, the Group will receive additional regulatory approval milestones of US$20 million for each LCI approved, for up to three LCI or US$60 million in aggregate, and will increase tiered royalties to a range of 15% to 29% on all Elunate sales in China upon the commercial launch of the first LCI. Additionally, through the 2018 Amendment, Lilly has provided consent, and freedom to operate, for the Group to enter into joint development collaborations with certain third-party pharmaceutical companies to explore combination treatments of Elunate and various immunotherapy agents. The 2018 Amendment also provided the Group rights to promote Elunate in provinces that represent 30% to 40% of the sales of Elunate in China upon the occurrence of certain commercial milestones by Lilly. Such rights were further amended below.

In July 2020, the Group entered into an amendment to the Lilly Agreement (the “2020 Amendment”) relating to the expansion of the Group’s role in the commercialization of Elunate across all of China. Under the terms of the 2020 Amendment, the Group is responsible for providing promotion and marketing services, including the development and execution of all on-the-ground medical detailing, promotion and local and regional marketing activities, in return for service fees on sales of Elunate made by Lilly. In October 2020, the Group commenced such promotion and marketing services. In addition, development and regulatory approval milestones for an initial indication under the Lilly Agreement were increased by US$10 million in lieu of cost reimbursement.

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2022 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

The Lilly Agreement has the following performance obligations: (1) the license for the commercialization rights to Elunate and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to Elunate and the research and development services were 90% and 10% respectively. Control of the license to Elunate transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for Elunate as a measure of progress. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

The 2018 Amendment is a separate contract as it added distinct research and development services for the LCIs to the Lilly Agreement. The 2020 Amendment related to the promotion and marketing services is a separate contract as it added distinct services to the Lilly Agreement. Such promotion and marketing services are recognized over time based on amounts that can be invoiced to Lilly. The 2020 Amendment related to the additional development and regulatory approval milestone amounts is a modification as it only affected the transaction price of research and development services for a specific indication under the Lilly Agreement, and therefore, such additional milestone amounts will be included in the transaction price accounted under the Lilly Agreement once the specified milestones are achieved.

Revenue recognized under the Lilly Agreement and subsequent amendments is as follows:

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Goods—Marketed Products	14,407	15,792	11,329
Services—Commercialization—Marketed Products	41,275	27,428	3,734
—Collaboration Research and Development	8,054	4,491	1,991
Royalties	13,954	10,292	4,890
	77,690	58,003	21,944

License and collaboration agreement with AstraZeneca

On December 21, 2011, the Group and AstraZeneca AB (publ) (“AZ”) entered into a global licensing, co-development, and commercialization agreement for Orpathys (“AZ Agreement”), also known as savolitinib, a novel targeted therapy and a highly selective inhibitor of the c-Met receptor tyrosine kinase for the treatment of cancer. Under the terms of the AZ Agreement, the Group is entitled to receive a series of payments up to US$140 million, including upfront payments and development and first-sale milestones. Additionally, the AZ Agreement contains possible significant future commercial sale milestones. Development costs for Orpathys in China will be shared between the Group and AZ, with the Group continuing to lead the development in China. AZ will lead and pay for the development of Orpathys for the rest of the world. Orpathys was successfully commercialized in China in July 2021, and the Group receives fixed royalties of 30% based on all sales in China. Should Orpathys be successfully commercialized outside China, the Group would receive tiered royalties from 9% to 13% on all sales outside of China.

In August 2016 (as amended in December 2020), the Group entered into an amendment to the AZ Agreement whereby the Group shall pay the first approximately US$50 million of phase III clinical trial costs related to developing Orpathys for renal cell carcinoma (“RCC”), and remaining costs will be shared between the Group and AZ. Subject to approval of Orpathys in RCC, the Group would receive additional tiered royalties on all sales outside of China, with the incremental royalty rates determined based on actual sharing of development costs. In November 2021, the Group entered into an additional amendment which revised the sharing between the Group and AZ of development costs for Orpathys in China for non-small cell lung cancer, as well as adding potential development milestones.

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2022 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	40,000
First-sale milestone payment achieved	25,000

The AZ Agreement has the following performance obligations: (1) the license for the commercialization rights to Orpathys and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to Orpathys and the research and development services were 95% and 5% respectively. Control of the license to Orpathys transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for Orpathys as a measure of progress.

Revenue recognized under the AZ Agreement and subsequent amendments is as follows:

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Goods—Marketed Products	9,904	6,509	—
Services—Collaboration Research and Development	14,467	14,113	7,780
Royalties	12,356	4,772	—
Licensing	14,954	23,661	—
	51,681	49,055	7,780